Financial Income, Net (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Income, Net [Abstract]
Notional amounts of forward contracts	$ 37,700,000	$ 64,700,000	$ 58,500,000
Estimated fair value of forward contracts	212,000	1,431,000	(132,000)
Changes in fair value of forward contracts	(1,219,000)	1,563,000	(956,000)
Periodic net cash (receipts) settlements	$ 1,995,000	$ 1,617,000	$ 1,602,000